Leases - Operating Leases Future Undiscounted Cash Flows (Details) - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020
Operating leases, future minimum payments due, fiscal year maturity [Abstract]
July 1 - December 31, 2021	$ 22
Year ended December 31, 2022	51
Year ended December 31, 2023	2
Year ended December 31, 2024	1
Year ended December 31, 2025 and thereafter	0
Total undiscounted cash flows	$ 76	$ 79